Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 10.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 1.2%
Argentine Republic Government International Bond(b)
07/09/2035	0.125%	13,614,232	5,114,925
07/09/2046	0.125%	720,000	277,316
Total			5,392,241
Brazil 1.2%
Braskem America Finance Co.(c)
07/22/2041	7.125%	3,150,000	3,331,125
Vale Overseas Ltd.
07/08/2030	3.750%	1,750,000	1,799,599
Total			5,130,724
Colombia 0.9%
Banco de Bogota SA(c)
Subordinated
05/12/2026	6.250%	535,000	582,631
Millicom International Cellular SA(c)
01/15/2028	5.125%	1,600,000	1,658,164
03/25/2029	6.250%	900,000	965,054
03/25/2029	6.250%	800,000	857,825
Total			4,063,674
Ghana 0.1%
Tullow Oil PLC(c)
03/01/2025	7.000%	900,000	419,191
03/01/2025	7.000%	300,000	139,730
Total			558,921
Guatemala 0.4%
Energuate Trust(c)
05/03/2027	5.875%	900,000	933,961
05/03/2027	5.875%	650,000	674,528
Total			1,608,489
Hong Kong 0.9%
Lenovo Group Ltd.(c)
04/24/2025	5.875%	3,500,000	3,762,257
India 0.6%
Adani Ports & Special Economic Zone Ltd.(c)
07/30/2027	4.000%	850,000	849,207
08/04/2027	4.200%	1,969,000	1,978,317
Total			2,827,524
Indonesia 0.2%
Geo Coal International Pte Ltd.(c)
10/04/2022	8.000%	1,624,000	1,065,031
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC(d)
10/01/2030	3.750%		735,000	750,984
Mexico 0.1%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	498,005
Netherlands 0.7%
Braskem Netherlands Finance BV(c)
01/10/2023	3.500%		1,250,000	1,258,532
01/31/2030	4.500%		1,450,000	1,353,403
Mong Duong Finance Holdings BV(c)
05/07/2029	5.125%		430,000	437,360
Total				3,049,295
Philippines 0.7%
SMC Global Power Holdings Corp.(b),(c)
12/31/2049	5.700%		500,000	477,292
12/31/2049	5.950%		2,500,000	2,417,557
Total				2,894,849
South Africa 0.4%
Liquid Telecommunications Financing PLC(c)
07/13/2022	8.500%		1,710,000	1,737,512
Ukraine 0.4%
MHP Lux SA(c)
04/03/2026	6.950%		1,600,000	1,604,893
Virgin Islands 2.7%
Gold Fields Orogen Holdings BVI Ltd.(c)
05/15/2024	5.125%		2,300,000	2,504,111
05/15/2029	6.125%		1,350,000	1,586,898
JGSH Philippines Ltd.(c)
07/09/2030	4.125%		7,500,000	7,608,294
Total				11,699,303
Total Corporate Bonds & Notes (Cost $48,100,458)				46,643,702

Foreign Government Obligations(a),(e) 79.3%

Angola 1.4%
Angolan Government International Bond(c)
11/26/2029	8.000%		1,846,000	1,465,672
11/26/2029	8.000%		1,600,000	1,270,354
05/08/2048	9.375%		4,300,000	3,366,367
Total				6,102,393
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2020 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Belarus 0.3%
Republic of Belarus International Bond(c)
02/28/2023	6.875%	700,000	681,292
02/28/2030	6.200%	750,000	702,216
Total			1,383,508
Brazil 1.9%
Brazil Minas SPE via State of Minas Gerais(c)
02/15/2028	5.333%	240,000	247,013
Brazilian Government International Bond
01/07/2041	5.625%	446,000	482,978
01/27/2045	5.000%	7,530,000	7,584,546
Total			8,314,537
Canada 0.6%
MEGlobal Canada ULC(c)
05/18/2025	5.000%	2,490,000	2,688,132
Chile 0.8%
Chile Government International Bond
01/25/2050	3.500%	1,750,000	1,994,939
Corporación Nacional del Cobre de Chile(c)
09/30/2029	3.000%	1,215,000	1,284,096
Total			3,279,035
China 2.3%
State Grid Overseas Investment 2016 Ltd.(c)
05/04/2027	3.500%	1,300,000	1,452,052
Syngenta Finance NV(c)
04/24/2028	5.182%	7,950,000	8,754,036
Total			10,206,088
Colombia 2.3%
Colombia Government International Bond
01/30/2030	3.000%	9,605,000	9,789,245
04/15/2031	3.125%	407,000	416,916
Total			10,206,161
Costa Rica 0.4%
Costa Rica Government International Bond(c)
02/19/2031	6.125%	1,800,000	1,694,691
Croatia 0.6%
Croatia Government International Bond(c)
01/26/2024	6.000%	861,000	997,701
Hrvatska Elektroprivreda(c)
10/23/2022	5.875%	710,000	768,255
10/23/2022	5.875%	600,000	649,229
Total			2,415,185
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 5.1%
Dominican Republic Bond(c)
02/05/2027	11.250%	DOP	112,000,000	2,113,786
Dominican Republic International Bond(c)
03/04/2022	10.375%	DOP	74,200,000	1,317,320
01/27/2025	5.500%		2,500,000	2,661,844
01/29/2026	6.875%		500,000	557,315
06/05/2026	9.750%	DOP	108,550,000	1,893,968
01/25/2027	5.950%		4,035,000	4,329,930
01/30/2030	4.500%		4,845,000	4,771,744
09/23/2032	4.875%		1,650,000	1,640,457
04/30/2044	7.450%		1,086,000	1,219,355
01/27/2045	6.850%		271,000	285,253
01/30/2060	5.875%		1,650,000	1,558,846
Total				22,349,818
Ecuador 0.9%
Ecuador Government International Bond(b),(c)
07/31/2030	0.500%		1,625,750	1,102,357
07/31/2035	0.500%		3,343,275	1,875,555
07/31/2040	0.500%		1,532,250	777,937
Total				3,755,849
Egypt 2.9%
Egypt Government International Bond(c)
04/16/2030	5.625%	EUR	1,580,000	1,677,543
04/11/2031	6.375%	EUR	1,600,000	1,740,314
01/15/2032	7.053%		1,100,000	1,049,707
05/29/2032	7.625%		2,585,000	2,531,803
01/31/2047	8.500%		850,000	823,922
02/21/2048	7.903%		1,100,000	1,017,044
03/01/2049	8.700%		1,550,000	1,514,204
05/29/2050	8.875%		2,135,000	2,119,186
Total				12,473,723
El Salvador 1.0%
El Salvador Government International Bond(c)
01/30/2025	5.875%		830,000	729,446
01/18/2027	6.375%		3,260,000	2,826,438
07/15/2052	9.500%		1,040,000	985,843
Total				4,541,727
Ghana 1.4%
Ghana Government International Bond(c)
02/11/2027	6.375%		3,085,000	2,785,568
03/26/2027	7.875%		2,000,000	1,903,461
02/11/2035	7.875%		1,500,000	1,273,824
Total				5,962,853
Guatemala 0.5%
Guatemala Government Bond(c)
06/01/2050	6.125%		1,750,000	2,090,436

2	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2020 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
India 0.4%
Export-Import Bank of India(c)
01/15/2030	3.250%		1,950,000	1,963,021
Indonesia 8.3%
Indonesia Government International Bond
09/18/2029	3.400%		1,900,000	2,081,202
10/30/2049	3.700%		3,300,000	3,535,523
02/14/2050	3.500%		1,550,000	1,643,498
Indonesia Government International Bond(c)
01/15/2045	5.125%		3,450,000	4,354,631
Perusahaan Penerbit SBSN Indonesia III(c)
06/23/2025	2.300%		1,455,000	1,513,272
PT Indonesia Asahan Aluminium Persero(c)
05/15/2030	5.450%		4,365,000	5,044,180
11/15/2048	6.757%		6,250,000	8,065,427
PT Pelabuhan Indonesia II(c)
05/05/2045	5.375%		1,800,000	2,068,236
PT Pertamina Persero(c)
01/21/2050	4.175%		2,200,000	2,210,659
Saka Energi Indonesia PT(c)
05/05/2024	4.450%		6,150,000	5,561,588
Total				36,078,216
Ivory Coast 1.4%
Ivory Coast Government International Bond(c)
07/23/2024	5.375%		300,000	301,692
10/17/2031	5.875%	EUR	3,345,000	3,550,680
06/15/2033	6.125%		2,250,000	2,112,650
Total				5,965,022
Kazakhstan 2.2%
Kazakhstan Government International Bond(c)
07/21/2045	6.500%		300,000	466,011
KazMunayGas National Co. JSC(c)
04/19/2027	4.750%		5,550,000	6,184,758
04/24/2030	5.375%		550,000	643,825
04/19/2047	5.750%		1,850,000	2,201,363
Total				9,495,957
Malaysia 0.5%
Petronas Capital Ltd.(c)
04/21/2030	3.500%		2,055,000	2,298,265
Mexico 10.6%
Mexican Bonos
06/09/2022	6.500%	MXN	55,615,900	2,599,831
05/31/2029	8.500%	MXN	15,000,000	801,646
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico Government International Bond
04/16/2030	3.250%		3,750,000	3,845,308
01/15/2047	4.350%		2,300,000	2,391,906
Petroleos Mexicanos(c)
09/12/2024	7.190%	MXN	600,000	23,466
01/23/2030	6.840%		8,700,000	7,764,815
01/28/2031	5.950%		12,745,000	10,695,972
01/23/2050	7.690%		4,551,000	3,807,900
01/23/2050	7.690%		2,350,000	1,966,285
Petroleos Mexicanos
01/23/2026	4.500%		2,000,000	1,781,067
11/12/2026	7.470%	MXN	4,700,000	167,309
03/13/2027	6.500%		2,800,000	2,623,300
02/12/2028	5.350%		4,900,000	4,201,452
01/23/2029	6.500%		400,000	359,480
01/23/2045	6.375%		2,650,000	2,011,868
09/21/2047	6.750%		1,500,000	1,159,754
Total				46,201,359
Mongolia 0.2%
Mongolia Government International Bond(c)
05/01/2023	5.625%		1,000,000	1,027,483
Morocco 0.6%
OCP SA(c)
04/25/2044	6.875%		2,200,000	2,795,427
Netherlands 0.5%
Syngenta Finance NV(c)
04/24/2023	4.441%		1,750,000	1,848,661
04/24/2028	5.182%		250,000	275,284
Total				2,123,945
Oman 0.4%
Oman Government International Bond(c)
01/17/2048	6.750%		1,850,000	1,537,431
Panama 1.9%
Panama Government International Bond
03/16/2025	3.750%		950,000	1,037,617
09/29/2032	2.252%		2,800,000	2,843,216
04/01/2056	4.500%		2,578,000	3,231,110
07/23/2060	3.870%		1,183,000	1,357,493
Total				8,469,436
Paraguay 1.7%
Paraguay Government International Bond(c)
04/15/2026	5.000%		4,140,000	4,730,929
08/11/2044	6.100%		1,307,000	1,689,655
03/30/2050	5.400%		675,000	819,982
Total				7,240,566

Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2020 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.9%
Peruvian Government International Bond
06/20/2030	2.844%	3,750,000	4,083,296
Qatar 5.6%
Qatar Government International Bond(c)
04/23/2028	4.500%	200,000	239,487
03/14/2029	4.000%	7,350,000	8,609,209
04/16/2030	3.750%	6,183,000	7,180,921
04/23/2048	5.103%	2,000,000	2,791,902
03/14/2049	4.817%	3,490,000	4,711,831
04/16/2050	4.400%	600,000	773,960
Total			24,307,310
Romania 0.6%
Romanian Government International Bond(c)
02/14/2051	4.000%	2,480,000	2,565,835
Russian Federation 2.8%
Gazprom Neft OAO Via GPN Capital SA(c)
09/19/2022	4.375%	416,000	435,016
Russian Foreign Bond - Eurobond(c)
05/27/2026	4.750%	3,000,000	3,444,360
03/21/2029	4.375%	2,200,000	2,533,650
03/28/2035	5.100%	2,400,000	2,953,111
04/04/2042	5.625%	800,000	1,073,248
06/23/2047	5.250%	1,200,000	1,592,331
Total			12,031,716
Saudi Arabia 3.7%
KSA Sukuk Ltd.(c)
10/29/2029	2.969%	1,750,000	1,861,947
Saudi Government International Bond(c)
03/04/2028	3.625%	1,750,000	1,942,451
04/17/2049	5.000%	500,000	649,516
01/21/2055	3.750%	10,865,000	11,811,202
Total			16,265,116
South Africa 1.5%
Eskom Holdings SOC Ltd.(c)
01/26/2021	5.750%	3,155,000	3,082,885
Republic of South Africa Government International Bond
09/30/2049	5.750%	4,150,000	3,534,691
Total			6,617,576
Sri Lanka 0.4%
Sri Lanka Government International Bond(c)
05/11/2027	6.200%	1,850,000	1,258,221
03/28/2030	7.550%	450,000	306,229
Total			1,564,450
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 4.5%
Turkey Government International Bond
03/22/2024	5.750%	1,200,000	1,179,232
04/14/2026	4.250%	2,700,000	2,434,019
02/17/2028	5.125%	10,450,000	9,527,731
04/26/2029	7.625%	3,000,000	3,095,053
01/14/2041	6.000%	1,400,000	1,166,631
02/17/2045	6.625%	2,210,000	1,935,656
05/11/2047	5.750%	500,000	397,776
Total			19,736,098
Ukraine 1.4%
NAK Naftogaz Ukraine via Kondor Finance PLC(c)
11/08/2026	7.625%	1,000,000	963,308
Ukraine Government International Bond(c)
09/01/2023	7.750%	700,000	712,293
09/01/2026	7.750%	2,275,000	2,266,458
03/15/2033	7.253%	2,090,000	1,929,151
Ukraine Railways Via Shortline PLC(c)
09/15/2021	9.875%	200,000	201,295
Total			6,072,505
United Arab Emirates 5.5%
Abu Dhabi Government International Bond(c)
10/11/2027	3.125%	1,800,000	2,000,705
09/30/2029	2.500%	2,000,000	2,140,373
04/16/2030	3.125%	1,950,000	2,183,872
09/30/2049	3.125%	8,150,000	8,744,291
04/16/2050	3.875%	490,000	599,803
DP World Crescent Ltd.(c)
09/26/2028	4.848%	1,250,000	1,389,747
DP World PLC(c)
07/02/2037	6.850%	5,700,000	7,146,134
Total			24,204,925
United States 0.1%
Mongolia Government International Bond(c),(d)
04/07/2026	5.125%	290,000	292,331
Venezuela 0.1%
Petroleos de Venezuela SA(c),(f)
05/16/2024	0.000%	12,559,928	313,998
Venezuela Government International Bond(c),(f)
10/13/2024	0.000%	4,300,000	322,500
Total			636,498
Virgin Islands 1.1%
Sinopec Group Overseas Development 2017 Ltd.(c)
09/13/2027	3.250%	2,800,000	3,056,928

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2020 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sinopec Group Overseas Development 2018 Ltd.(c)
09/12/2028	4.250%		1,500,000	1,744,938
Total				4,801,866
Total Foreign Government Obligations (Cost $351,480,692)				345,839,786

Treasury Bills(a) 1.0%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 1.0%
Egypt Treasury Bills
02/16/2021	13.270%	EGP	74,000,000	4,468,070
Total Treasury Bills (Cost $4,431,785)				4,468,070
Money Market Funds 8.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(g),(h)	34,586,409	34,582,951
Total Money Market Funds (Cost $34,585,280)		34,582,951
Total Investments in Securities (Cost $438,598,215)		431,534,509
Other Assets & Liabilities, Net		4,516,767
Net Assets		$436,051,276

At September 30, 2020, securities and/or cash totaling $283,500 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
89,000,000 MXN	4,019,780 USD	Goldman Sachs	10/20/2020	3,594	—
8,053,700 EUR	9,513,377 USD	UBS	10/20/2020	67,196	—
1,778,550 USD	1,500,000 EUR	UBS	10/20/2020	—	(19,201)
Total				70,790	(19,201)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Treasury Bond	36	12/2020	USD	7,985,250	—	(110,910)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(45)	12/2020	USD	(7,196,484)	14,324	—
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2020.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $298,747,370, which represents 68.51% of total net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2020, the total value of these securities amounted to $636,498, which represents 0.15% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	29,022,522	272,669,481	(267,107,941)	(1,111)	34,582,951	1,645	149,057	34,586,409
Currency Legend
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2020